BUSINESS COMBINATIONS - Purchase price allocation (Details) - R.A.Y. Enterprise Michmoret Ltd. $ in Thousands	Oct. 18, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Net book value of assets acquired	$ 877
Right of Use Asset Uplift	1,610
Deferred Tax Liability	(373)
Non-controlling Interest	(203)
Purchase Price	2,529
Cash acquired	950
Cash paid	(638)
Net cash acquired with the subsidiary	312
Goodwill
Disclosure of detailed information about business combination [line items]
Goodwill	$ 618